OPERATING EXPENSES	12 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Note 4. OPERATING EXPENSES

Operating expenses consisted of the following for the years ended November 30, 2011 and 2010:

	2011	2010
Professional fees	$6,000	$12,427
State excise tax	0	456
Filing, licensing, and transfer agent fees	1,690	2,210
Total Operating Expenses	$7,690	$15,093